Risks and Uncertainties - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | Common Stock
EBP, Risk and Uncertainty [Line Items]
Employee benefit plan, percentage of net assets	16.84%	14.26%